Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provision [Abstract]
Summary of provisions	Provisions consist of the following:

	As of
	June 30, 2025	December 31, 2024
	(Euros in thousands)
Provision for bonuses	4,391	—
Total	4,391	—